Shareholders' equity, capital distribution and earnings per share - Equity impact of share buy back programmes (Details) - Share buyback programme [Member] - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Agreement to buy treasury shares	$ 5,685	$ 3,380
Open market share [Member]
Agreement to buy treasury shares	1,980	1,980
First tranche [Member]
Agreement to buy treasury shares	330	330
Second tranche [Member]
Agreement to buy treasury shares	550	440
Third tranche [Member]
Agreement to buy treasury shares	550	605
Fourth tranche [Member]
Agreement to buy treasury shares	550	605
Norwegian state share 1 [Member]
Agreement to buy treasury shares	$ 3,705	$ 1,399